--------------------------------
                               ------------------
                                MAIRS AND POWER
                               GROWTH FUND, INC.
                               ------------------

3RD QUARTER REPORT

September 30, 1995
                                                               November 20, 1995
To Our Shareholders

  On September 30, 1995, the net asset value per share of Mairs and Power Growth Fund was $56.37, a gain of 43.9% from the year end valuation after adjustment for the June dividend. This compares favorably with returns of 29.8% for the Standard & Poor's 500 Stock Index and 27.4% for the Dow Jones Industrial Average. The average gain for U.S. stock funds during the period was 27.2%. For the five year period ended September 30, the Fund registered an average annual return of 25.2%. In a study of mutual funds performance by CDA/Wiesenberger, the Fund ranked 19th out of 299 Long Term Growth Funds for the five year period. A WALL STREET JOURNAL survey ranked the Fund 8th out of 619 Growth Funds for the twelve month period ended September 30. The August 28 issue of FORBES magazine designated Mairs and Power Growth Fund as one of fifteen stock funds they considered to be Best Buys, based on five-year performance and low annual overhead. The fifteen designated funds were drawn from a survey of 700 stock funds. This is the second consecutive year that the Fund has appeared in this select group. A survey of all Minnesota based mutual funds appearing in the ST. PAUL PIONEER PRESS ranked the Fund 1st in performance for the five year period ending September 30.

  The U.S. economy rebounded during the third quarter with G.D.P. rising at a robust 4.2% annual rate while inflation, already low, subsided further. The G.D.P. deflator, one measure of inflation, rose at a rate of only .6%, the lowest level in 30 years. The growth was well balanced throughout the various sectors of the economy. Housing, which is especially sensitive to changes in interest rates, was particularly robust expanding at an 11% annual pace. Exports of goods and services were also very strong and climbed at an 11% pace. Business investment, a major prop to the current economic expansion, rose at an 8% annual rate. This expansion period is now 4 1/2 years old but there is little evidence anywhere of overheating and economists generally anticipate moderate growth in the current quarter as well as throughout 1996. Improving productivity should help to keep inflation in check. Manufacturing productivity rose at a remarkable 6.2% rate during the third quarter, the largest quarterly advance in eight years. It is well to note that 1995 marks the fourth year that consumer inflation has remained under 3%. The Labor Department reports that over the past twelve months, wages and benefits rose just 2.7%, the lowest level since the Department began keeping such records in 1982. A sharp drop in the growth of benefits is leading the downward drift in labor costs. Smaller increases in the cost of health-care is the main reason for this trend.

  The stock market has had a remarkable performance this year, reflecting lower interest rates and strong corporate earnings. Aggregate corporate profits in the U.S. are expected to rise about 12% this year and a further rise of perhaps 8% is projected for 1996. Earnings for the Standard and Poor's 500 Stock Index show an even stronger performance and should rise at least 20% this year. Based on strong earnings and low inflation, the stock market appears to be reasonably valued. The Standard & Poor's Index is currently trading at 16-17 times anticipated 1995 earnings which is the average valuation for the market during periods when inflation has been under 3 1/2%. Presidential election years have generally been good years for both the economy and financial markets. Therefore, we continue to be constructive in our outlook for stocks.

                                                                 George A. Mairs

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

NUMBER OF                                                            MARKET
 SHARES                   COMMON STOCK                   COST         VALUE
---------   ----------------------------------------  -----------  -----------
            CHEMICAL 3.0%
  71,000    Ecolab, Inc.                              $   676,847  $ 1,961,375
                                                      -----------  -----------

            CONSUMER 9.7%
  33,000    Darden Restaurants                             58,543      379,500
  36,000    General Mills, Inc.                           444,056    2,007,000
  35,000    Hormel Foods                                  874,141      923,125
  40,810    Jostens, Inc.                                 359,469      959,035
  62,000    The Toro Company                              990,910    1,953,000
                                                      -----------  -----------
                                                        2,727,119    6,221,660
                                                      -----------  -----------
            DRUGS AND HOSPITAL SUPPLIES 9.9%
  22,000    Baxter International, Inc.                    398,146      904,750
   5,500    Caremark International Inc.                    40,230      118,250
  30,000    Johnson & Johnson                             507,824    2,223,750
  58,000    Pfizer Inc.                                   524,984    3,095,750
                                                      -----------  -----------
                                                        1,471,184    6,342,500
                                                      -----------  -----------
            FINANCIAL 14.8%
  65,000    First Bank System, Inc.                       809,120    3,128,125
 106,000    Norwest Corporation                           391,235    3,445,000
  50,000    St. Paul Companies, Inc.                      882,463    2,918,750
                                                      -----------  -----------
                                                        2,082,818    9,491,875
                                                      -----------  -----------
            INFORMATION SERVICES 4.4%
  36,000    DeLuxe Corp.                                   91,626    1,192,500
  87,000    Merrill Corporation                           934,518    1,609,500
                                                      -----------  -----------
                                                        1,026,144    2,802,000
                                                      -----------  -----------
            MEDICAL DEVICES 12.7%
 114,000    Medtronic, Incorporated                       853,723    6,156,000
  31,000    St. Jude Medical, Inc.                      1,105,121    1,960,750
                                                      -----------  -----------
                                                        1,958,844    8,116,750
                                                      -----------  -----------
            NATURAL RESOURCES 1.9%
  26,000    Weyerhaeuser Company                          541,444    1,186,250
                                                      -----------  -----------

            RETAILING 5.4%
  29,000    Dayton Hudson Corporation                   1,017,430    2,200,375
  44,000    SUPERVALU Inc.                                967,086    1,292,500
                                                      -----------  -----------
                                                        1,984,516    3,492,875
                                                      -----------  -----------
            TECHNOLOGY 11.4%
  38,025    Emerson Electric Co.                          964,885    2,718,788
  20,000    Honeywell Inc.                                613,022      857,500
  67,000    MTS Systems Corporation                     1,096,817    1,892,750
  30,000    National Computer Systems Inc.                433,875      645,000
 105,750    T S I Inc.                                    473,049    1,189,687
                                                      -----------  -----------
                                                        3,581,648    7,303,725
                                                      -----------  -----------
            TELECOMMUNICATIONS 8.1%
 114,000    ADC Telecommunications Inc.                   220,672    5,187,000
                                                      -----------  -----------

            OTHER INDUSTRIALS 15.6%
 130,000    BMC Industries, Inc.                          531,551    5,021,250
  73,000    Graco Inc.                                    490,762    2,491,125
  44,000    Minnesota Mining & Manufacturing Company      913,255    2,480,500
                                                      -----------  -----------
                                                        1,935,568    9,992,875
                                                      -----------  -----------
            TOTAL COMMON STOCKS 96.9%                 $18,206,804  $62,098,885
                                                      -----------
                                                      -----------
            Other Assets in Excess of Liabilities
            3.1%                                                     1,982,046
                                                                   -----------
            TOTAL NET ASSETS 100%                                  $64,080,931
                                                                   -----------
                                                                   -----------

STATEMENT OF NET ASSETS AT SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

ASSETS
Common stocks as annexed, at market value (cost $18,206,804)..........................  $62,098,885
Cash..................................................................................    2,122,837
Dividends and interest receivable.....................................................       56,280
Receivables for securities sold, not yet delivered....................................            0
Prepaid expense.......................................................................       42,472
                                                                                        -----------
                                                                                        $64,320,474
LIABILITIES
Accrued management fee.........................................  $   32,024
Accrued custodian and transfer agent fee.......................       8,484
Payable for securities purchased, not yet received.............     199,035                 239,543
                                                                 ----------             -----------
NET ASSETS
Equivalent to $56.37 per share on 1,136,885 shares outstanding........................  $64,080,931
                                                                                        -----------
                                                                                        -----------

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1995

NET ASSETS, December 31, 1994.........................................................  $41,889,850
Net investment income, per statement below.....................  $  410,459
Net accrued income in price of shares sold and repurchased.....       5,584
                                                                 ----------
                                                                    416,043
Distribution to shareholders...................................     275,515                 140,528
                                                                 ----------
Fund shares issued and repurchased:
  Received for 165,549 shares issued...........................   7,809,580
  Paid for 92,683 shares repurchased...........................   4,389,168               3,420,412
                                                                 ----------
Increase in unrealized net appreciation (depreciation) of investments.................   16,984,792
Net gain or (loss) realized from sales of securities..................................    1,645,349
Distribution from net realized gain...................................................            0
                                                                                        -----------

NET ASSETS, September 30, 1995........................................................  $64,080,931
                                                                                        -----------
                                                                                        -----------

--------------------------------------------------------------------------------

STATEMENT OF NET INVESTMENT INCOME
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME
Dividends.............................................................................  $   762,283

EXPENSES
Management fee (Note B)........................................  $  235,944
Fees and expenses of custodian, transfer agent and dividend
 disbursing agent (Note B).....................................      71,615
Legal and auditing fees and expenses...........................      16,946
Insurance......................................................       5,298
Other Fees and Expenses........................................      22,021                 351,824
                                                                 ----------             -----------
NET INVESTMENT INCOME.................................................................  $   410,459
                                                                                        -----------
                                                                                        -----------

NOTE A: No provision has been made for Federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make distributions of income and security profits which will be sufficient to relieve it from all or substantially all income taxes.

NOTE B: The investment advisory fee was paid to Mairs and Power, Inc., which is owned by individuals who are directors and officers of the Fund, for its services as investment adviser. Investment advisory fees are paid to the adviser pursuant to an advisory agreement approved by the Directors of the Fund. The advisor fee is computed each month and is 1/20th of one percent of the net asset value of the Fund on the last valuation day of the month. The transfer agent fee was also paid to Mairs and Power, Inc. which serves as transfer agent. Directors of the Fund not affiliated with Mairs and Power, Inc. received compensation for meetings attended during this period totaling $11,250. No compensation was paid to any other director or officer of the Fund.

SUPPLEMENTARY INFORMATION: Purchases and sales of investment securities during the nine months ended September 30, 1995 aggregated $4,299,143 and $1,816,472 respectively.

     ---------------------------------------------------------------------

                                MAIRS AND POWER

                               GROWTH FUND, INC.

                          ---------------------------

                                 A NO-LOAD FUND

 W-2062 FIRST NATIONAL BANK BUILDING, 332 MINNESOTA STREET, ST. PAUL, MINNESOTA
                                     55101

                                  612-222-8478

SUMMARY OF FINANCIAL INFORMATION
--------------------------------------------------------------------------------

This table covers a period of generally rising common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may result from an investment made in the Fund today.

                                                         PER SHARE
                                           --------------------------------------
                                                       DISTRIBUTIONS   DIVIDENDS
                                                        OF REALIZED     FROM NET
                  SHARES       TOTAL NET   NET ASSET    SECURITIES     INVESTMENT
    DATES       OUTSTANDING     ASSETS       VALUE         GAINS         INCOME
--------------  -----------   -----------  ---------   -------------   ----------
Dec. 31, 1975    1,114,754    $10,758,751   $ 9.65                       $0.24
Dec. 31, 1976    1,078,864     13,821,528    12.81                        0.26
Dec. 31, 1977    1,057,928     13,145,624    12.43                        0.33
Dec. 31, 1978      998,265     13,282,487    13.31                        0.35
Dec. 31, 1979      914,635     14,104,765    15.42                        0.45
Dec. 31, 1980      840,882     14,540,014    17.29                        0.55
Dec. 31, 1981      861,678     13,148,158    15.26         $0.74          0.60
Dec. 31, 1982      850,942     16,784,217    19.72          0.58          0.50
Dec. 31, 1983      881,592     18,972,177    21.52          0.70          0.48
Dec. 31, 1984      872,069     17,304,204    19.84          0.76          0.46
Dec. 31, 1985      856,738     21,553,457    25.16          0.86          0.46
Dec. 31, 1986      893,850     22,235,453    24.88          2.74          0.40
Dec. 31, 1987      914,139     19,816,097    21.68          2.29          0.48
Dec. 31, 1988      929,039     20,630,251    22.21          1.21          0.41
Dec. 31, 1989      866,584     22,630,081    26.11          1.83          0.43
Dec. 31, 1990      867,432     22,501,587    25.94          0.70          0.42
Dec. 31, 1991      904,023     31,440,529    34.78          1.58          0.39
Dec. 31, 1992      956,814     34,363,306    35.91          1.16          0.40
Dec. 31, 1993    1,006,285     39,081,010    38.84          1.22          0.43
Dec. 31, 1994    1,064,019     41,889,850    39.37          0.98          0.65
Sept. 30, 1995   1,136,885     64,080,931    56.37             0          0.25

No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus. Please call or write if you desire further information.

   AVERAGE ANNUAL TOTAL RETURNS -- THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND (PERIODS ENDED SEPTEMBER 30, 1995) ARE AS FOLLOWS:
           1 YEAR: +47.4%       5 YEARS: +25.2%       10 YEARS: +17.2%
   PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                             OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

 George A. Mairs, III      William B. Frels            Peter G. Robb         Kathleen M. Kellerman
President and Director  Secretary and Director  Vice-President and Director        Treasurer

Litton E. S. Field  Donald E. Garretson  J. Thomas Simonet
     Director            Director            Director